Pay vs Performance Disclosure	12 Months Ended
	Aug. 31, 2026 USD ($)	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The Company is providing the following information about the relationship of the "compensation actually paid" to its Chief Executive Officer and the "average compensation actually paid" to its other Named Executive Officers ("Other NEOs"), as calculated under the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act, for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023, and fiscal 2022 to certain financial performance measures. This information is being provided for the purposes of compliance with the pay versus performance disclosure requirement. Neither the Human Resources and Compensation Committee nor management of the Company considered the pay versus performance disclosure below in making compensation decisions. For information regarding the decisions made by the Human Resources and Compensation Committee regarding Named Executive Officers' compensation and for additional details on how the Company aligns pay with performance, see the "Compensation Discussion and Analysis" and "Executive Compensation" sections in this Proxy Statement.

•
The "compensation actually paid" amounts are calculated by making SEC-required adjustments to the "Total" compensation amounts for the Named Executive Officers presented in the Summary Compensation Table. The dollar amounts for "compensation actually paid" in the table below do not reflect the actual amount of compensation earned, realized, or received by the Chief Executive Officer or any individual Named Executive Officer during the applicable fiscal years. A significant portion of the value reflected in the table remains subject to forfeiture if underlying vesting conditions for equity awards are not achieved.
•
The financial performance measures presented are Company total shareholder return ("Company TSR"), peer group total shareholder return ("Peer Group Index TSR"), net earnings, and ROIC. The peer group shown for the purposes of this pay versus performance disclosure is the S&P 600 Construction Machinery & Heavy Transportation Equipment Index, a peer group index that is presented in the Company Stock Performance graph in the Company's Annual Report on Form 10-K for the fiscal year ended August 31, 2026.

Pay Versus Performance Table - Fiscal 2026

	Summary		Average
	Compensation	Compensation	Summary	Average	Value of Initial Fixed $100
	Table Total for	Actually Paid(3)	Compensation	Compensation	Investment Based on:		Net
	PEO	to PEO	Table Total for	Actually Paid(3)	Company	Peer Group	Earnings	ROIC(6)
Year(1)(2)(3)	(Wood)	(Wood)	Other NEOs	to Other NEOs	TSR(4)	Index TSR(5)	($M)	(%)

2026	4,628,258	999,814	958,447	427,919	73.65	175.69	55.7	7.8

2025	5,095,625	5,429,238	1,311,306	1,443,797	86.83	191.97	74.1	10.9

2024	3,650,302	2,731,764	1,063,089	883,965	77.65	168.52	66.3	11.0

2023	3,859,697	1,520,230	1,131,911	425,907	76.79	131.88	72.4	13.4

2022	3,567,631	3,810,758	964,640	1,089,884	98.25	96.25	65.5	14.8

(1)
Other NEOs were Messrs. Hinrichsen, Magnusson, Marion, Coburn, Ketcham, and Oberto for fiscal 2026.
(2)
Other NEOs were Messrs. Ketcham, Oberto, and Marion for fiscal 2025, 2024, 2023, and 2022.
(3)
See following table for additional details about the calculation of the "compensation actually paid" value.

		Less Equity Amounts Reported in SCT		Plus Fair Value of Equity Awards Granted	Change in Fair Value From Prior Fiscal Year of Unvested and	Change in Fair Value From Prior Fiscal Year for Awards Vesting in	Fair Value of Awards as of the Prior Fiscal Year that Failed to Meet Vesting Conditions
($)	SCT Total Compensation	Stock Awards	Options	During the Fiscal Year	Outstanding Awards	the Fiscal Year	During the Year	Compensation Actually Paid

PEO

FY26	4,628,258	(2,169,967)	(750,023)	1,995,320	(2,422,811)	(280,963)	—	999,814

FY25	5,095,625	(2,375,165)	(749,969)	3,487,458	(222,903)	194,192	—	5,429,238

FY24	3,650,302	(1,658,702)	(499,996)	1,816,249	(528,357)	(47,733)	—	2,731,764

FY23	3,859,697	(1,536,658)	(481,223)	1,776,897	(1,370,685)	(727,799)	—	1,520,230

FY22	3,567,631	(1,311,505)	(436,696)	1,735,808	371,558	(116,038)	—	3,810,758

Average of Non-PEO NEOs

FY26	958,447	(272,799)	(79,161)	113,306	(213,403)	(78,471)	—	427,919

FY25	1,311,306	(408,985)	(129,144)	600,530	(44,132)	114,223	—	1,443,797

FY24	1,063,089	(331,612)	(99,967)	363,093	(102,278)	(8,361)	—	883,965

FY23	1,131,911	(305,863)	(95,826)	353,726	(353,397)	(304,644)	—	425,907

FY22	964,640	(209,376)	(68,674)	289,147	170,698	(56,551)	—	1,089,884

(4)
Company TSR assumes an initial $100 investment in Lindsay Corporation stock beginning on August 31, 2021. Company TSR is cumulative, with the value determined at the end of each applicable fiscal year, calculated in accordance with Item 201(e) of Regulation S-K, as modified by the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act.
(5)
The peer group for the purposes of this pay versus performance disclosure is the S&P 600 Construction Machinery & Heavy Transportation Equipment Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. Peer Group Index TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act.
(6)
The SEC requires disclosure of a Company-selected measure. The Company-selected measure for fiscal 2026 is ROIC, which is calculated in accordance with the formula below for fiscal year 2026. For fiscal years prior to 2026, invested capital was calculated as total interest-bearing debt plus shareholders' equity inclusive of cash on hand.

Company Selected Measure Name	ROIC
Peer Group Issuers, Footnote
(5)
The peer group for the purposes of this pay versus performance disclosure is the S&P 600 Construction Machinery & Heavy Transportation Equipment Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. Peer Group Index TSR is calculated in accordance with Item 201(e) of Regulation S-K, as modified by the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act.

Adjustment To PEO Compensation, Footnote

		Less Equity Amounts Reported in SCT		Plus Fair Value of Equity Awards Granted	Change in Fair Value From Prior Fiscal Year of Unvested and	Change in Fair Value From Prior Fiscal Year for Awards Vesting in	Fair Value of Awards as of the Prior Fiscal Year that Failed to Meet Vesting Conditions
($)	SCT Total Compensation	Stock Awards	Options	During the Fiscal Year	Outstanding Awards	the Fiscal Year	During the Year	Compensation Actually Paid

PEO

FY26	4,628,258	(2,169,967)	(750,023)	1,995,320	(2,422,811)	(280,963)	—	999,814

FY25	5,095,625	(2,375,165)	(749,969)	3,487,458	(222,903)	194,192	—	5,429,238

FY24	3,650,302	(1,658,702)	(499,996)	1,816,249	(528,357)	(47,733)	—	2,731,764

FY23	3,859,697	(1,536,658)	(481,223)	1,776,897	(1,370,685)	(727,799)	—	1,520,230

FY22	3,567,631	(1,311,505)	(436,696)	1,735,808	371,558	(116,038)	—	3,810,758

Average of Non-PEO NEOs

FY26	958,447	(272,799)	(79,161)	113,306	(213,403)	(78,471)	—	427,919

FY25	1,311,306	(408,985)	(129,144)	600,530	(44,132)	114,223	—	1,443,797

FY24	1,063,089	(331,612)	(99,967)	363,093	(102,278)	(8,361)	—	883,965

FY23	1,131,911	(305,863)	(95,826)	353,726	(353,397)	(304,644)	—	425,907

FY22	964,640	(209,376)	(68,674)	289,147	170,698	(56,551)	—	1,089,884

Non-PEO NEO Average Total Compensation Amount	$ 958,447	$ 1,311,306	$ 1,063,089	$ 1,131,911	$ 964,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 427,919	1,443,797	883,965	425,907	1,089,884
Adjustment to Non-PEO NEO Compensation Footnote

		Less Equity Amounts Reported in SCT		Plus Fair Value of Equity Awards Granted	Change in Fair Value From Prior Fiscal Year of Unvested and	Change in Fair Value From Prior Fiscal Year for Awards Vesting in	Fair Value of Awards as of the Prior Fiscal Year that Failed to Meet Vesting Conditions
($)	SCT Total Compensation	Stock Awards	Options	During the Fiscal Year	Outstanding Awards	the Fiscal Year	During the Year	Compensation Actually Paid

PEO

FY26	4,628,258	(2,169,967)	(750,023)	1,995,320	(2,422,811)	(280,963)	—	999,814

FY25	5,095,625	(2,375,165)	(749,969)	3,487,458	(222,903)	194,192	—	5,429,238

FY24	3,650,302	(1,658,702)	(499,996)	1,816,249	(528,357)	(47,733)	—	2,731,764

FY23	3,859,697	(1,536,658)	(481,223)	1,776,897	(1,370,685)	(727,799)	—	1,520,230

FY22	3,567,631	(1,311,505)	(436,696)	1,735,808	371,558	(116,038)	—	3,810,758

Average of Non-PEO NEOs

FY26	958,447	(272,799)	(79,161)	113,306	(213,403)	(78,471)	—	427,919

FY25	1,311,306	(408,985)	(129,144)	600,530	(44,132)	114,223	—	1,443,797

FY24	1,063,089	(331,612)	(99,967)	363,093	(102,278)	(8,361)	—	883,965

FY23	1,131,911	(305,863)	(95,826)	353,726	(353,397)	(304,644)	—	425,907

FY22	964,640	(209,376)	(68,674)	289,147	170,698	(56,551)	—	1,089,884

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

In accordance with the pay versus performance rules adopted by the SEC under the Dodd-Frank Act, the Company sets forth below the most important financial measures it used to link pay to performance for fiscal 2026.

•
ROIC
•
Revenue
•
Operating margin
•
Free cash flow

Total Shareholder Return Amount	$ 73.65	86.83	77.65	76.79	98.25
Peer Group Total Shareholder Return Amount	175.69	191.97	168.52	131.88	96.25
Net Income (Loss)	$ 55,700,000	$ 74,100,000	$ 66,300,000	$ 72,400,000	$ 65,500,000
Company Selected Measure Amount	0.078	0.109	0.11	0.134	0.148
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating margin
Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow
Mr. Wood [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,628,258	$ 5,095,625	$ 3,650,302	$ 3,859,697	$ 3,567,631
PEO Actually Paid Compensation Amount	999,814	5,429,238	2,731,764	1,520,230	3,810,758
PEO | Mr. Wood [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,995,320	3,487,458	1,816,249	1,776,897	1,735,808
PEO | Mr. Wood [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,422,811)	(222,903)	(528,357)	(1,370,685)	371,558
PEO | Mr. Wood [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(280,963)	194,192	(47,733)	(727,799)	(116,038)
PEO | Mr. Wood [Member] | Equity Amounts Reported Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,169,967)	(2,375,165)	(1,658,702)	(1,536,658)	(1,311,505)
PEO | Mr. Wood [Member] | Equity Amounts Reported Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(750,023)	(749,969)	(499,996)	(481,223)	(436,696)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,306	600,530	363,093	353,726	289,147
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,403)	(44,132)	(102,278)	(353,397)	170,698
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,471)	114,223	(8,361)	(304,644)	(56,551)
Non-PEO NEO | Equity Amounts Reported Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,799)	(408,985)	(331,612)	(305,863)	(209,376)
Non-PEO NEO | Equity Amounts Reported Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (79,161)	$ (129,144)	$ (99,967)	$ (95,826)	$ (68,674)